Investments in and Advances to Equity Accounted Investments (Tables)	6 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at June 30, 2017	As at December 31, 2016
	$	$
High-Q Joint Venture	23,024	22,025
Tanker Investments Ltd.	19,266	47,710
Gemini Tankers L.L.C.	911	916
Total	43,201	70,651